As filed with the Securities and Exchange Commission on September 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21210

Alpine Income Trust
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Attorney at Law
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-888-729-6633
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  July 31, 2009

Item 1. Schedule of Investments.

Schedule of Portfolio Investments
July 31, 2009 (Unaudited)
Alpine Municipal Money Market Fund

Principal	Security
Amount	Description	Value
Municipal Bonds - 91.3%
Alaska - 0.1%
565,000	Industrial Development & Export Authority - Lot 12
	(LOC: Bank of America N.A.)
	0.900%, 08/05/2009 (a)(b)	$565,000

Arizona - 0.3%
2,074,000	Phoenix Industrial Development Authority, Salvo Properties LLC
	(LOC: U.S. Bank N.A.)
	0.800%, 08/06/2009 (a)(b)	2,074,000

Arkansas - 0.4%
2,830,000	Lowell Industrial Development Authority, Democrat-Gazette
	(LOC: JPMorgan Chase Bank)
	0.700%, 08/05/2009 (a)(b)	2,830,000

California - 2.1%
14,985,000	State of California - Series DCL-049
	(CS: FSA; LIQ, LOC: DEXIA Credit Local)
	2.000%, 08/06/2009 (a)(b)	14,985,000

Colorado - 1.0%
2,360,000	Housing & Finance Authority Economic Development Revenue, Cytoskeleton, Inc.
	(LOC: Compass Bank)
	1.410%, 08/06/2009 (a)(b)	2,360,000
1,250,000	Housing & Finance Authority Economic Development Revenue, Top Shop - Series A
	(LOC: JPMorgan Chase Bank)
	0.760%, 08/06/2009 (a)(b)	1,250,000
1,792,000	Jefferson County Industrial Development Revenue, EPI Center LLC
	(LOC: JPMorgan Chase Bank)
	0.760%, 08/06/2009 (a)(b)	1,792,000
2,000,000	Pitkin County Industrial Development Revenue, Aspen Skiing Co. - Series B
	(LOC: JPMorgan Chase Bank)
	0.600%, 08/03/2009 (a)(b)	2,000,000
		7,402,000
Florida - 22.2%
20,000,000	Citizens Property Insurance Corp., Senior Secured High Risk Notes - Series A-2
	4.500%, 06/01/2010	20,141,351
3,200,000	Development Finance Corp., Enterprise - Series A-1
	(LOC: Wachovia Bank N.A.)
	0.690%, 08/05/2009 (a)(b)	3,200,000
25,600,000	Gainesville Utilities System Revenue - Series A
	(SPA: SunTrust Bank)
	0.850%, 08/01/2009 (a)(b)	25,600,000
15,000,000	Highlands County Health Facilities Authority, Adventist Health - Series A
	(CS: FSA; SPA: DEXIA Credit Local)
	2.500%, 08/06/2009 (a)(b)	15,000,000
7,995,000	Hillsborough County Aviation Authority, Putters - Series 3021
	(CS: Assured Guaranty Corp.; LIQ: JPMorgan Chase Bank)
	0.660%, 08/06/2009 (a)(b)	7,995,000
17,500,000	Kissimmee Utilities Authority Electrical Systems Revenue
	(CS: FSA; SPA: DEXIA Credit Local)
	0.750%, 08/05/2009 (a)(b)	17,500,000
3,705,000	Manatee County Industrial Development Revenue, Gaemmerler U.S. Corp.
	(LOC: Bank of America N.A.)
	0.690%, 08/06/2009 (a)(b)	3,705,000
1,850,000	Marion County Industrial Development Authority, Universal Forest Products
	(LOC: JPMorgan Chase Bank)
	0.690%, 08/06/2009 (a)(b)	1,850,000
2,800,000	Miami-Dade County Industrial Development Authority, Atlas Packaging, Inc.
	(LOC: Mellon United National Bank)
	0.800%, 08/05/2009 (a)(b)	2,800,000
15,800,000	Miami-Dade County School Board Certificates
	(CS: AMBAC; LIQ: Citibank N.A.)
	0.610%, 08/06/2009 (a)(b)(e)	15,800,000
17,000,000	Orange County Health Facilities Authority, Adventist Long Term Care
	(LOC: SunTrust Bank)
	2.650%, 08/06/2009 (a)(b)	17,000,000
1,840,000	Polk County Industrial Development Authority, Elite Building Products, Inc.
	(LOC: Wachovia Bank N.A.)
	0.670%, 08/06/2009 (a)(b)	1,840,000
7,000,000	Sunshine State Governmental Financing Commission
	(LOC: DEXIA Credit Local)
	0.600%, 08/05/2009 (a)(b)	7,000,000
19,300,000	West Orange Healthcare District Revenue - Series B
	(LOC: SunTrust Bank)
	3.500%, 08/06/2009 (a)(b)	19,300,000
		158,731,351
Georgia - 1.4%
6,000,000	Albany-Dougherty County Hospital Authority, Anticipation Certificates - Phoebe - Series A
	(LOC: SunTrust Bank)
	0.600%, 08/03/2009 (a)(b)	6,000,000
4,000,000	Fulton County Industrial Development Authority Revenue, Leggett & Platt, Inc.
	(LOC: Wachovia Bank N.A.)
	0.740%, 08/05/2009 (a)(b)	4,000,000
		10,000,000
Illinois - 7.4%
6,660,000	Aurora Economic Development Revenue, Christian Schools, Inc.
	(LOC: Fifth Third Bank)
	3.000%, 08/06/2009 (a)(b)	6,660,000
2,600,000	Aurora Economic Development Revenue, Christian Schools, Inc. - Series B
	(LOC: Fifth Third Bank)
	3.000%, 08/06/2009 (a)(b)	2,600,000
410,000	Carol Stream Industrial Development Revenue, MI Enterprises
	(LOC: JPMorgan Chase Bank)
	2.500%, 08/06/2009 (a)(b)	410,000
11,000,000	Chicago Board of Education School Improvement Revenue - Series D
	(CS: FSA; SPA: DEXIA Credit Local)
	0.900%, 08/06/2009 (a)(b)	11,000,000
1,495,000	Finance Authority Industrial Development Revenue, Alpha Beta Press, Inc.
	(LOC: American National Bank & Trust)
	1.600%, 08/06/2009 (a)(b)	1,495,000
3,900,000	Finance Authority Industrial Development Revenue, Amtex Steel, Inc.
	(LOC: Bank of America N.A.)
	0.700%, 08/06/2009 (a)(b)	3,900,000
655,000	Finance Authority Industrial Development Revenue, Church Road Partnership
	(LOC: JPMorgan Chase Bank)
	2.380%, 08/06/2009 (a)(b)	655,000
1,500,000	Finance Authority Industrial Development Revenue, DevelGroup LLC
	(LOC: JPMorgan Chase Bank)
	1.380%, 08/06/2009 (a)(b)	1,500,000
2,125,000	Finance Authority Industrial Development Revenue, E Kinast Distributors, Inc. - Series A
	(LOC: JPMorgan Chase Bank)
	1.230%, 08/06/2009 (a)(b)	2,125,000
440,000	Finance Authority Industiral Development Revenue, Fine Points LLC
	(LOC: JPMorgan Chase Bank)
	2.380%, 08/06/2009 (a)(b)	440,000
4,500,000	Finance Authority Industrial Development Revenue, Flying Food Fare, Inc.
	(LOC: Harris Trust & Savings Bank)
	0.800%, 08/06/2009 (a)(b)	4,500,000
1,140,000	Finance Authority Industrial Development Revenue, Haskris Co.
	(LOC: JPMorgan Chase Bank)
	2.380%, 08/06/2009 (a)(b)	1,140,000
3,000,000	Finance Authority Industrial Development Revenue, John Hofmeister & Son, Inc.
	(LOC: Harris Bank N.A.)
	0.800%, 08/06/2009 (a)(b)	3,000,000
2,800,000	Finance Authority Industrial Development Revenue, MacLean-Fogg Co.
	(LOC: Bank of America N.A.)
	1.520%, 08/06/2009 (a)(b)	2,800,000
995,000	Finance Authority Industrial Development Revenue, Merug LLC - Series B
	(LOC: JPMorgan Chase Bank)
	1.500%, 08/06/2009 (a)(b)	995,000
1,250,000	Finance Authority Industrial Development Revenue, Metform Corp.
	(LOC: Bank of America N.A.)
	1.520%, 08/06/2009 (a)(b)	1,250,000
4,000,000	Phoenix Realty Special Account - U LP Multifamily Revenue, Brightons Mark
	(LOC: Northern Trust Company)
	0.580%, 08/06/2009 (a)(b)	4,000,000
1,800,000	Richton Park Industrial Development Revenue, Avatar Corp.
	(LOC: National City Bank)
	1.150%, 08/05/2009 (a)(b)	1,800,000
2,940,000	Woodridge Du Page Will & Cook Revenue, Home Run Inn Frozen Foods
	(LOC: JPMorgan Chase Bank)
	2.380%, 08/06/2009 (a)(b)	2,940,000
		53,210,000
Indiana - 3.3%
1,700,000	Finance Authority Industrial Revenue, IB&B LLC - Series A
	(LOC: Harris N.A.)
	0.800%, 08/06/2009 (a)(b)	1,700,000
1,000,000	Hammond Economic Development Revenue, A.M. Castle & Co.
	(LOC: Bank of America N.A.)
	1.520%, 08/06/2009 (a)(b)	1,000,000
2,520,000	Health Facility Financing Authority, Margaret Mary Community Hospital
	(LOC: Fifth Third Bank)
	5.000%, 08/03/2009 (a)(b)	2,520,000
3,385,000	Hobart Economic Development Revenue, Albanese Confectionery
	(LOC: Harris N.A.)
	0.800%, 08/06/2009 (a)(b)	3,385,000
3,500,000	Indianapolis Local Public Improvement Revenue, Indianapolis Airport
	(CS: FSA; SPA: DEXIA Credit Local)
	1.100%, 08/01/2009 (a)(b)	3,500,000
10,000,000	Valparaiso Economic Development Revenue, Task Force Tips, Inc.
	(LOC: Harris N.A.)
	0.800%, 08/06/2009 (a)(b)	10,000,000
1,755,000	Washington County Economic Development Revenue, Frank Miller Lumber Co.
	(LOC: National City Bank)
	1.350%, 08/06/2009 (a)(b)	1,755,000
		23,860,000
Iowa - 2.3%
4,475,000	Lakes Trust Various State - Series 2007-1
	(LOC: Bank of America N.A.)
	0.610%, 08/06/2009 (a)(b)	4,475,000
4,590,000	Lakes Trust Various State - Series 2007-2
	(LOC: Bank of America N.A.)
	0.610%, 08/06/2009 (a)(b)	4,590,000
7,305,000	Sergeant Bluff Industrial Development Revenue, Sioux City Brick & Tile Co.
	(LOC: U.S. Bank N.A.)
	0.680%, 08/06/2009 (a)(b)	7,305,000
		16,370,000
Kansas - 0.2%
1,110,000	State Development Finance Authority, Four Seasons Apartments
	(LOC: U.S. Bank N.A.)
	0.680%, 08/06/2009 (a)(b)	1,110,000

Kentucky - 4.5%
300,000	Bardstown Industrial Development Revenue, JAV Investment LLC
	(LOC: JPMorgan Chase Bank)
	2.380%, 08/06/2009 (a)(b)	300,000
31,000,000	Danville Commercial Paper
	3.000, 08/05/2009 (c)	31,000,000
510,000	Hancock County Industrial Development Revenue, Precision Roll Grinders
	(LOC: Chase Manhattan Bank)
	2.380%, 08/06/2009 (a)(b)	510,000
		31,810,000

Louisiana - 3.0%
1,600,000	Local Government Environmental Facilities & Communities Development Authority, Hollybrook Cottonseed Processing, LLC
	(LOC: First South Farm Credit)
	0.960%, 08/06/2009 (a)(b)	1,600,000
19,800,000	State Gas & Fuels Tax Revenue
	(CS: FSA; LIQ, SPA: Citibank N.A.)
	0.560%, 08/06/2009 (a)(b)(e)	19,800,000
		21,400,000
Massachusetts - 0.4%
3,000,000	State Development Finance Agency, Bridgewell, Inc. - Series A
	(LOC: Keybank N.A.)
	2.500%, 08/06/2009 (a)(b)	3,000,000

Michigan - 6.0%
2,680,000	Kalamazoo Economic Development Corp., Friendship Village - Series B
	(LOC: Fifth Third Bank)
	3.500%, 08/05/2009 (a)(b)	2,680,000
20,000,000	State Hospital Finance Authority, Oaklawn Hospital
	(LOC: Bank of America N.A.)
	0.580%, 08/06/2009 (a)(b)	20,000,000
8,000,000	State Hospital Finance Authority, Southwestern Rehabilitation
	(LOC: Fifth Third Bank)
	3.000%, 08/06/2009 (a)(b)	8,000,000
400,000	Sterling Heights Economic Development Corp. Limited Obligations Revenue, Kunath Enterprises LLC
	(LOC: JPMorgan Chase Bank)
	1.500%, 08/05/2009 (a)(b)	400,000
7,600,000	Strategic Fund Limited Obligation Revenue, Glastender, Inc.
	(LOC: JPMorgan Chase Bank)
	0.850%, 08/06/2009 (a)(b)	7,600,000
1,615,000	Strategic Fund Limited Obligation Revenue, Kaja Enterprises LLC
	(LOC: National City Bank)
	1.150%, 08/06/2009 (a)(b)	1,615,000
900,000	Strategic Fund Limited Obligation Revenue, Landscape Forms, Inc.
	(LOC: JPMorgan Chase Bank)
	1.500%, 08/05/2009 (a)(b)	900,000
1,200,000	Strategic Fund Limited Obligation Revenue, Mold Masters Co.
	(LOC: JPMorgan Chase Bank)
	2.380%, 08/06/2009 (a)(b)	1,200,000
500,000	Strategic Fund Limited Obligation Revenue, Richwood Industries, Inc.
	(LOC: JPMorgan Chase Bank)
	0.800%, 08/05/2009 (a)(b)	500,000
		42,895,000
Minnesota - 0.2%
1,570,000	Blooming Prairie Industrial Development Revenue, Metal Services
	(LOC: U.S. Bank N.A.)
	0.620%, 08/04/2009 (a)(b)	1,570,000

Missouri - 1.3%
1,500,000	Greene County Industrial Development Authority Revenue, Kramer Enterprises
	(LOC: U.S. Bank N.A.)
	0.830%, 08/06/2009 (a)(b)	1,500,000
3,350,000	Springfield Industrial Development Authority Revenue, DMP Properties LLC
	(LOC: U.S. Bank N.A.)
	0.780%, 08/06/2009 (a)(b)	3,350,000
1,685,000	St. Charles County Industrial Development Authority Revenue, Patriot Machine, Inc.
	(LOC: U.S. Bank N.A.)
	0.780%, 08/06/2009 (a)(b)	1,685,000
2,000,000	St. Joseph Industrial Development Authority Revenue, Albaugh, Inc. - Series A
	(LOC: U.S. Bank N.A.)
	0.780%, 08/06/2009 (a)(b)	2,000,000
800,000	State Environmental Improvement Revenue, Utilicorp United, Inc.
	(LOC: Bank of America N.A.)
	2.170%, 08/05/2009 (a)(b)	800,000
		9,335,000
New Mexico - 0.4%
1,305,000	Albuquerque Industrial Development Revenue, Karsten Co.
	(LOC: U.S. Bank N.A.)
	0.780%, 08/06/2009 (a)(b)	1,305,000
1,830,000	Las Cruces Industrial Development Revenue, Parkview Metal Products
	(LOC: American National Bank & Trust)
	2.380%, 08/06/2009 (a)(b)	1,830,000
		3,135,000
New York - 4.6%
4,000,000	Clinton County Industrial Development Agency, Champlain Valley Physicians Hospital
	(CS: Radian; LOC: Keybank N.A.)
	2.500%, 08/06/2009 (a)(b)	4,000,000
14,850,000	Metropolitan Transportation Authority Revenue
	(CS: BHAC FSA; LIQ: Citigroup Financial Products)
	0.600%, 08/06/2009 (a)(b)	14,850,000
330,000	New York City Industrial Development Agency, Peninsula Hospital Center
	(LOC: JPMorgan Chase Bank)
	2.380%, 08/06/2009 (a)(b)	330,000
13,550,000	State Energy Research & Development Authority, Orange/Rockland Utilities - Series A
	(CS: AMBAC; LOC: Wachovia Bank N.A.)
	2.000%, 08/05/2009 (a)(b)	13,550,000
		32,730,000
North Carolina - 0.1%
700,000	Mecklenburg County Certificates - Series A
	(SPA: SunTrust Bank)
	1.900%, 08/06/2009 (a)(b)	700,000

Ohio - 3.1%
4,015,000	Cuyahoga County Civic Facilities Revenue, Fairfax Development Corp.
	(LOC: Keybank N.A.)
	2.700%, 08/06/2009 (a)(b)	4,015,000
2,235,000	Fairfield Industrial Development Revenue, Prestige Display & Packaging
	(LOC: National City Bank)
	0.760%, 08/05/2009 (a)(b)	2,235,000
7,000,000	Geauga County Revenue, South Franklin Circle - Series A
	(LOC: Keybank N.A.)
	0.810%, 08/01/2009 (a)(b)	7,000,000
7,875,000	Pike County Health Care Facilities, Hill View
	(LOC: Fifth Third Bank)
	3.500%, 08/06/2009 (a)(b)	7,875,000
1,320,000	Sandusky County Industrial Development Revenue, Louis G. Freeman Co.
	(LOC: National City Bank)
	1.400%, 08/05/2009 (a)(b)(e)	1,320,000
		22,445,000
Oklahoma - 1.9%
8,800,000	Development Finance Authority Revenue, Seaboard Farms, Inc.
	(LOC: Bank of New York)
	0.700%, 08/05/2009 (a)(b)	8,800,000
5,000,000	Pittsburg County Economic Development Authority Revenue, Simonton Building Products, Inc.
	(LOC: PNC Bank N.A.)
	0.600%, 08/06/2009 (a)(b)	5,000,000
		13,800,000
Oregon - 1.2%
2,200,000	State Economic Development Revenue, McFarland Cascade - Series 175
	(LOC: U.S. Bank N.A.)
	0.680%, 08/06/2009 (a)(b)	2,200,000
300,000	State Economic Development Revenue, Patrick Industries, Inc.
	(LOC: JPMorgan Chase Bank)
	2.380%, 08/06/2009 (a)(b)	300,000
6,070,000	State Economic Development Revenue, YoCream
	(LOC: Keybank N.A.)
	2.700%, 08/06/2009 (a)(b)	6,070,000
		8,570,000
Pennsylvania - 2.8%
9,915,000	Delaware County Industrial Development Authority Revenue
	(CS: BHAC; LIQ: Citibank N.A.)
	0.540%, 08/06/2009 (a)(b)(e)	9,915,000
10,225,000	Washington County Industrial Development Authority Revenue, Presbyterian Senior Care
	(CS: Radian; LOC: National City Bank)
	0.700%, 08/06/2009 (a)(b)	10,225,000
		20,140,000
South Carolina - 0.6%
4,380,000	State Jobs - Economic Development Authority Revenue, MFG Co., Inc.
	(LOC: Bank of America N.A.)
	0.650%, 08/05/2009 (a)(b)	4,380,000

Tennessee - 0.6%
1,400,000	Huntingdon Industrial Development Board Revenue, Associates Rubber Co.
	(LOC: PNC Bank N.A.)
	2.250%, 08/05/2009 (a)(b)	1,400,000
2,800,000	Jefferson City Industrial Development Board, Nashua Corp.
	(LOC: Bank of America N.A.)
	0.700%, 08/06/2009 (a)(b)	2,800,000
		4,200,000
Texas - 9.4%
12,520,000	Austin Hotel Occupancy Tax Revenue, Sub Lien - Series A
	(LOC: DEXIA Credit Local)
	0.500%, 08/06/2009 (a)(b)	12,520,000
2,100,000	Dallam County Industrial Development Corp. Revenue, Cons Dairy Management LLC
	(LOC: Great Plains AG Credit)
	1.210%, 08/06/2009 (a)(b)	2,100,000
2,600,000	Dallam County Industrial Development Corp. Revenue, Rick & Janice Van Ryn
	(LOC: Great Plains AG Credit)
	1.210%, 08/06/2008 (a)(b)	2,600,000
3,250,000	Fort Bend County Industrial Development Corp. Revenue, Aaron Rents, Inc.
	(LOC: Wachovia Bank N.A.)
	0.690%, 08/06/2009 (a)(b)	3,250,000
2,000,000	Northside Independent School District
	(CS: PSF-GTD; LIQ: State Street Bank & Trust Co.)
	1.200%, 12/01/2009 (d)	2,000,000
12,000,000	Port Arthur Navigation District Revenue, BASF Corp.
	0.820%, 08/05/2009 (a)(b)	12,000,000
32,500,000	Port Corpus Christi Authority Nueces County Solid Waste Disposal Revenue, Flint Hills Resources LP
	0.840%, 08/05/2009 (a)(b)	32,500,000
		66,970,000
Vermont - 1.8%
12,800,000	Housing Finance Agency - Series A
	(CS: FSA; SPA: Dexia Credit Local)
	2.000%, 08/05/2009 (a)(b)	12,800,000

Virginia - 0.1%
1,000,000	Brunswick County Industrial Development Authority Revenue, Aegis Waste Solutions, Inc.
	(LOC: Bank of America N.A.)
	2.380%, 08/06/2009 (a)(b)	1,000,000

Washington - 7.5%
2,745,000	Economic Development Finance Authority Revenue, Wesmar Co. Inc., Project - Series F
	(LOC: U.S. Bank N.A.)
	0.660%, 08/06/2009 (a)(b)	2,745,000
6,125,000	Port Bellingham Industrial Development Revenue, Hempler Foods Group
	(LOC: Bank of Montreal)
	0.800%, 08/06/2009 (a)(b)	6,125,000
3,140,000	Port Bellingham Industrial Development Revenue, Wood Stone Corp.
	(LOC: Keybank N.A.)
	3.000%, 08/06/2009 (a)(b)	3,140,000
11,500,000	Seattle Housing Authority Revenue, High Point Project Phase II
	(LOC: Keybank N.A.)
	2.700%, 08/06/2009 (a)(b)	11,500,000
5,620,000	State Housing Finance Commission, Country Club Apartments - Series A
	(LOC: U.S. Bank N.A.)
	0.380%, 08/03/2009 (a)(b)	5,620,000
10,500,000	State Housing Finance Commission, Mirabella - Series A
	(LOC: HSH Nordbank AG)
	2.250%, 08/03/2009 (a)(b)	10,500,000
14,375,000	State Housing Finance Commission, Panorama City
	(LOC: Keybank N.A.)
	1.400%, 08/03/2009 (a)(b)	14,375,000
		54,005,000
West Virginia - 0.6%
4,000,000	Economic Development Authority Solid Waste Disposal Facilities Revenue, Appalachian Power - Series B
	(LOC: JPMorgan Chase Bank)
	0.540%, 08/06/2009 (a)(b)	4,000,000

Wisconsin - 0.5%
300,000	Elkhorn Industrial Development Revenue, Lanco Precision Plus
	(LOC: JPMorgan Chase Bank)
	2.380%, 08/05/2009 (a)(b)	300,000
1,750,000	Franklin Industrial Development Revenue, Smyczek/ECS Project
	(LOC: Wells Fargo Bank N.A.)
	2.380%, 08/06/2009 (a)(b)	1,750,000
600,000	Hartford Water & Electric Systems Revenue
	(CS: Assured Guaranty)
	2.000%, 07/01/2010	604,903
1,000,000	Mequon Industrial Development Revenue, Gateway Plastics, Inc.
	(LOC: JPMorgan Chase Bank)
	2.380%, 08/06/2009 (a)(b)	1,000,000
		3,654,903
	Total Municipal Bonds (Cost $653,677,254)	653,677,254

Shares
Money Market Funds - 8.9%
30,800,000	BlackRock Liquidity Fund MuniCash Portfolio	30,800,000
33,000,000	Federated Tax-Free Obligations Fund	33,000,000
65,214	SEI Tax Exempt Trust - Institutional Tax Free Fund - Class A	65,214
	Total Money Market Funds (Cost $63,865,214)	63,865,214
	Total Investments (Cost $717,542,468) - 100.2%	717,542,468
	Liabilities in Excess of Other Assets - (0.2)%	(1,179,269)
	TOTAL NET ASSETS - 100.0%	$716,363,199

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security - The rate reported is the rate in effect as of July 31, 2009. The date shown is the next reset date.
(b)	Maturity date represents first available put date.
(c) Commercial Paper
(d) Put Bond
(e)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. Liquid securities restricted under Rule 144A comprised 6.5% of the Fund's net assets.

CS - Credit Support
LIQ - Liquidity Facility
LOC - Letter of Credit
SPA - Standby Purchase Agreement

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$ -	$ 653,677,254	$ -	$ 653,677,254
Money Market Funds	63,865,214	-	-	63,865,214
Total Investments	$ 63,865,214	$ 653,677,254	$ -	$ 717,542,468

Schedule of Portfolio Investments
July 31, 2009 (Unaudited)
Alpine Ultra Short Tax Optimized Income Fund

	Principal	Security
	Amount	Description	Value
	Municipal Bonds - 99.4%
	Alabama - 4.5%
	20,000,000	Chatom Industrial Development Board Revenue
		(SPA: National Rural Utilities Finance)
		4.000%, 02/01/2010 (c)	$19,999,800
	5,795,000	Health Care Authority For Baptist - Series A
		(CS: Assured Guaranty)
		6.125%, 05/15/2012 (c)	5,912,349
	3,850,000	Health Care Authority For Baptist - Series B
		(CS: Assured Guaranty)
		3.000%, 08/07/2009 (a)(b)(d)	3,850,000
	12,000,000	Health Care Authority For Baptist - Series C
		(CS: Assured Guaranty; LOC: AmSouth Bank)
		4.500%, 08/05/2009 (a)(b)	12,000,000
	8,500,000	Infirmary Health System Special Care Facilities Financing Authority
		(LOC: Regions Bank)
		4.410%, 08/06/2009 (a)(b)	8,500,000
			50,262,149
	Arizona - 1.6%
	8,500,000	Cochise County Pollution Control Revenue, Arizona Electric Power Co., Inc.
		4.400%, 09/01/2009 (c)	8,510,455
	3,300,000	Maricopa County Pollution Control Corp. Revenue, Arizona Public Service Co. - Series B
		5.500%, 05/01/2012 (c)	3,377,913
	6,000,000	Navajo County Pollution Control Corp. Revenue - Series A
		5.000%, 06/01/2012 (c)	6,067,200
			17,955,568
	California - 8.8%
	14,970,000	Housing Finance Agency, Multifamily Housing Revenue - Series A
		(CS: GO Agency; SPA: DEPFA Bank PLC)
		6.000%, 08/01/2009 (a)(b)	14,970,000
	900,000	Loma Linda Hospital Revenue, Loma Linda University Medical Center - Series A
		(CS: AMBAC)
		4.750%, 12/01/2009	899,622
	2,000,000	Municipal Finance Authority Solid Waste Revenue, Waste Management Inc. - Series A
		4.900%, 02/01/2010 (c)	2,008,660
		State Commercial Paper Notes
	7,800,000	3.500%, 08/05/2009 (e)	7,800,000
	11,020,000	4.000%, 08/05/2009 (e)	11,020,882
	21,000,000	3.400%, 08/20/2009 (e)	21,000,000
	12,995,000	State Economic Recovery Revenue - Series C-2
		(CS: ST GTD; SPA: Bank of America N.A.)
		5.000%, 08/01/2009 (a)(b)	12,995,000
	26,575,000	State Economic Recovery Revenue - Series C-4
		(CS: ST GTD; SPA: JPMorgan Chase Bank)
		6.000%, 08/01/2009 (a)(b)	26,575,000
			97,269,164
	Colorado - 0.7%
	1,000,000	Denver City & County Airport Revenue, Subseries A3
		(CS: FSA)
		5.000%, 05/15/2011 (c)	1,030,470
	6,250,000	Housing & Finance Authority, Holden Properties
		(LOC: Associated Bank N.A.)
		5.000%, 08/06/2009 (a)(b)	6,250,000
			7,280,470
	Connecticut - 0.5%
	6,000,000	State Development Authority Pollution Control Revenue
		5.250%, 04/01/2010 (c)	6,109,560

	Delaware - 0.5%
	4,450,000	State Economic Development Authority, Delmarva Power & Light Co.
		4.500%, 08/01/2009 (a)(b)	4,450,000
	1,000,000	State Economic Development Authority Gas Facilities, Delmarva Power & Light Co.
		4.500%, 08/01/2009 (a)(b)	1,000,000
			5,450,000
	Florida - 9.3%
	3,000,000	Bay Medical Center - Series A
		(LOC: Regions Bank)
		4.000%, 08/05/2009 (a)(b)	3,000,000
	8,500,000	Broward County Housing Finance Authority, Golf View Gardens Apartments
		(LOC: Regions Bank)
		3.250%, 08/06/2009 (a)(b)	8,500,000
	2,705,000	Cape Coral Water & Sewer Revenue
		6.000%, 10/01/2011	2,707,164
	600,000	Citizens Property Insurance Corp., Senior Secured High Risk Notes - Series A
		(CS: MBIA)
		5.000%, 03/01/2010	606,300
	20,000,000	Citizens Property Insurance Corp., Senior Secured High Risk Notes - Series A-2
		4.500%, 06/01/2010	20,203,600
	8,000,000	Hillsborough County Housing Finance Authority, Hunt Club Apartments
		(LOC: SunTrust Bank)
		2.750%, 08/06/2009 (a)(b)	8,000,000
	8,000,000	Housing Finance Corp., Autumn Place Apartments
		(LOC: SunTrust Bank)
		3.080%, 08/06/2009 (a)(b)	8,000,000
	8,850,000	Housing Finance Corp., Bridgewater Club
		(LOC: SunTrust Bank)
		2.500%, 08/05/2009	8,850,000
	7,900,000	Housing Finance Corp., Stuart Pointe Apartments
		(LOC: SunTrust Bank)
		2.500%, 08/05/2009 (a)(b)	7,900,000
	5,625,000	Lee County Housing Finance Authority, Heron Pond Apartments
		(LOC: Regions Bank)
		4.000%, 08/06/2009 (a)(b)	5,625,000
	6,500,000	Manatee County Housing Finance Authority, Miranda Gardens
		(LOC: SunTrust Bank)
		3.750%, 08/06/2009 (a)(b)	6,500,000
	2,170,000	Okeechobee County Solid Waste Revenue, Waste Management & Landfill - Series A
		5.000%, 01/04/2010 (c)	2,179,570
	10,740,000	St. Johns County Housing Finance Authority, Summerset Village
		(LOC: SunTrust Bank)
		2.750%, 08/06/2009 (a)(b)	10,740,000
	1,100,000	St. Johns County Industrial Development Authority, Coastal Health Care Investor
		(LOC: SunTrust Bank)
		3.250%, 08/06/2009 (a)(b)	1,100,000
	3,050,000	State Finance Department General Services Revenue, Environmental Protection
		and Preservation - Series 2000-A
		(CS: MBIA)
		5.375%, 08/24/2009	3,089,894
	6,200,000	West Orange Healthcare District Revenue - Series B
		3.500%, 08/06/2009 (a)(b)	6,200,000
			103,201,528
	Georgia - 1.1%
	3,500,000	Atlanta Airport Revenue - Series C-2
		(CS: MBIA; SPA: Wachovia Bank N.A.)
		4.000%, 08/06/2009 (a)(b)	3,500,000
	2,000,000	Burke County Development Authority Pollution Control Revenue, Vogtle Power Co.
		4.375%, 04/01/2010 (c)	2,043,840
	400,000	Douglas County Development Authority Industrial Revenue, Whirlwind Steel Buildings
		(LOC: JPMorgan Chase Bank)
		2.380%, 08/06/2009 (a)(b)	400,000
	4,210,000	Griffin-Spalding County Development Authority, Woodland Industries, Inc.
		(LOC: SunTrust Bank)
		4.410%, 08/06/2009 (a)(b)	4,210,000
	2,295,000	Manchester Development Authority Industrial Revenue, G&S Metal Consultants, Inc.
		(LOC: Fifth Third Bank)
		3.850%, 08/07/2009 (a)(b)	2,295,000
			12,448,840
	Idaho - 0.6%
	6,555,000	Boise Urban Renewal Agency - Series A
		(LOC: Keybank N.A.)
		3.650%, 08/05/2009 (a)(b)	6,555,000

	Illinois - 8.5%
	9,000,000	Aurora Economic Development Revenue, Aurora Christian Schools, Inc.
		(LOC: Fifth Third Bank)
		3.000%, 08/06/2009 (a)(b)	9,000,000
	16,050,000	Chicago Board of Education Revenue - Series C-2
		(CS: FSA; SPA: DEPFA Bank PLC)
		3.950%, 08/06/2009 (a)(b)	16,050,000
	5,700,000	Chicago Board of Education Revenue, Dedicated - D-2
		(CS: Assured Guarantee; SPA: DEPFA Bank PLC)
		6.000%, 08/01/2009 (a)(b)	5,700,000
	26,760,000	Crestwood Tax Increment Revenue, 135th & Cicero Redevelopment
		(LOC: Fifth Third Bank)
		4.500%, 08/06/2009 (a)(b)	26,760,000
	700,000	Des Plaines Industrial Development Revenue, MMP Properties LLC
		(LOC: JPMorgan Chase Bank)
		2.380%, 08/06/2009 (a)(b)	700,000
	4,710,000	Educational Facilities Authority Revenue, Beverly Arts Center - Chicago
		(LOC: Fifth Third Bank)
		3.600%, 08/07/2009 (a)(b)	4,710,000
	1,780,000	Finance Authority Industrial Development Revenue, Transparent Container
		(LOC: JPMorgan Chase Bank)
		4.000%, 08/06/2009 (a)(b)	1,780,000
	4,055,000	Granite City Solid Waste Revenue, Waste Management, Inc.
		4.875%, 05/03/2010 (c)	4,080,546
	20,900,000	Rockford Revenue, Wesley Willows Obligations Group
		(LOC: M&I Bank)
		3.000%, 08/01/2009 (a)(b)	20,900,000
	4,375,000	Springfield Airport Authority, Allied-Signal, Inc.
		6.500%, 08/05/2009 (a)(b)	4,375,000
			94,055,546
	Indiana - 7.5%
	3,100,000	Frankfort Industrial Economic Development Revenue, General Seating of America, Inc.
		(LOC: Dai-Chi Kangyo Bank, Ltd.)
		5.000%, 08/05/2009 (a)(b)	3,100,000
	6,545,000	Health & Educational Facilities Financing Authority, Schneck Memorial Hospital - Series B
		(LOC: Fifth Third Bank)
		5.000%, 08/01/2009 (a)(b)	6,545,000
	17,100,000	Health Facility Financing Authority, Margaret Mary Community Hospital
		(LOC: Fifth Third Bank)
		5.000%, 08/03/2009 (a)(b)	17,100,000
	27,950,000	Indianapolis Local Public Improvement Bond - Series F-2
		(CS: MBIA; SPA: JPMorgan Chase Bank)
		6.000%, 08/05/2009 (a)(b)	27,950,000
	500,000	Seymour Economic Development Revenue, Spaceguard, Inc.
		(LOC: JPMorgan Chase Bank)
		5.000%, 08/05/2009 (a)(b)	500,000
	9,300,000	State Development Finance Authority, Cathedral High School
		(LOC: Fifth Third Bank)
		5.000%, 08/01/2009 (a)(b)	9,300,000
	18,800,000	State Finance Authority Revenue, Marion General Hospital - Series A
		(LOC: Regions Bank)
		5.000%, 08/05/2009 (a)(b)	18,800,000
			83,295,000
	Kentucky - 1.3%
	700,000	Bardstown Industrial Development Revenue, JAV Investments LLC
		(LOC: JPMorgan Chase Bank)
		2.380%, 08/06/2009 (a)(b)	700,000
	905,000	Florence Industrial Building Revenue, Turfway ProFinancial Center
		(LOC: U.S. Bank N.A.)
		6.000%, 10/01/2009 (c)	908,032
		Fort Mitchell Industrial Building Revenue, Grandview/Hemmer
		(LOC: PNC Bank N.A.)
	2,510,000	3.250%, 08/01/2009 (c)	2,510,000
	2,335,000	3.250%, 02/01/2010 (a)(b)	2,335,000
	400,000	Hancock County Industrial Development Revenue, Precision Roll Grinders
		(LOC: Chase Manhattan Bank)
		2.380%, 08/06/2009 (a)(b)	400,000
	4,000,000	Kenton County Industrial Building Revenue, Baptist Convalescent Center
		(LOC: Fifth Third Bank)
		3.850%, 08/05/2009 (a)(b)	4,000,000
	4,050,000	Pulaski County Solid Waste Disposal Revenue - Series B
		4.000%, 08/15/2009 (a)(b)	4,050,081
			14,903,113
	Louisiana - 13.3%
	4,600,000	Jefferson Parish Industrial Development Board Revenue, Sara Lee Corp.
		7.000%, 08/01/2009 (a)(b)	4,600,000
	2,315,000	North Webster Parish Industrial Development Revenue, CSP
		(LOC: Regions Bank)
		4.410%, 08/06/2009 (a)(b)	2,315,000
	20,000,000	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal - Series A
		(LOC: Wachovia Bank N.A.)
		3.250%, 03/15/2010	20,122,800
	30,000,000	Public Facilities Authority, Christus Health - Series C
		(CS: MBIA; SPA: Landesbank Hessen-Thuringen)
		6.000%, 08/05/2009 (a)(b)	30,000,000
	27,000,000	Public Facilities Authority, Tiger Athletic Foundation
		(LOC: Regions Bank)
		3.750%, 08/06/2009 (a)(b)	27,000,000
		West Baton Rouge Parish Industrial Revenue
	19,000,000	5.750%, 08/06/2009 (e)	19,000,000
	18,000,000	6.050%, 08/06/2009 (e)	18,000,000
	27,000,000	6.000%, 08/19/2009 (e)	27,000,000
			148,037,800
	Maine - 0.4%
	4,780,000	Finance Authority Industrial Development Revenue, Crobb Box Co. - Series A
		(LOC: Keybank N.A.)
		2.900%, 08/06/2009 (a)(b)	4,780,000

	Massachusetts - 0.7%
	575,000	State Development Finance Agency, Waste Management, Inc. - Series B
		6.900%, 12/01/2009 (c)	580,681
	1,500,000	State Health & Educational Facilities Authority, CAP Asset Program - Series C
		(CS: MBIA; SPA: State Street Bank & Trust Co.)
		3.030%, 08/01/2009 (a)(b)	1,500,000
	3,500,000	State Health & Educational Facilities Authority Revenue, Northeastern University - Series T-1
		4.125%, 02/16/2012 (c)	3,555,895
	2,000,000	State Health & Educational Facilities Authority Revenue, Northeastern University - Series T-2
		4.100%, 04/19/2012 (c)	2,023,920
			7,660,496
	Michigan - 2.2%
	6,000,000	Detroit Revenue Anticipation Notes
		5.000%, 03/01/2010	6,036,900
	5,000,000	Municipal Bond Authority, State Aid Revenue Notes - Series 2009B
		6.000%, 01/20/2010	5,038,400
	4,700,000	Royal Oak Hospital Finance Authority, William Beaumont
		(CS: AMBAC; SPA: Morgan Stanley Bank)
		4.000%, 08/01/2009 (a)(b)	4,700,000
	400,000	State Strategic Fund Limited Obligations Revenue, Creative Foam Corp.
		(LOC: JPMorgan Chase Bank)
		1.500%, 08/05/2009 (a)(b)	400,000
	300,000	State Strategic Fund Limited Obligations Revenue, CTD Real Estate Co. LLC
		(LOC: JPMorgan Chase Bank)
		4.000%, 08/05/2009 (a)(b)	300,000
	590,000	State Strategic Fund Limited Obligations Revenue, Foremost Graphics LLC
		(LOC: U.S. Bank N.A.)
		3.000%, 08/06/2009 (a)(b)	590,000
	600,000	State Strategic Fund Limited Obligations Revenue, Gebara Management Co. LLC
		(LOC: JPMorgan Chase Bank)
		4.000%, 08/05/2009 (a)(b)	600,000
	800,000	State Strategic Fund Limited Obligations Revenue, Press-Way, Inc.
		(LOC: JPMorgan Chase Bank)
		4.000%, 08/05/2009 (a)(b)	800,000
	3,520,000	State Strategic Fund Limited Obligations Revenue, Quantum, Inc.
		(LOC: Keybank N.A.)
		3.950%, 08/06/2009 (a)(b)	3,520,000
	2,200,000	State Strategic Fund Limited Obligations Revenue, Taylor Building Products, Inc.
		(LOC: PNC Bank N.A.)
		3.375%, 09/15/2009 (c)	2,204,180
	300,000	State Strategic Fund Limited Obligations Revenue, Warren Screw Products, Inc.
		(LOC: JPMorgan Chase Bank)
		3.000%, 08/05/2009 (a)(b)	300,000
			24,489,480
	Minnesota - 0.3%
	3,315,000	Ramsey Industrial Development Revenue, Kilkenny LLC - Series A
		(LOC: Associated Bank N.A.)
		4.000%, 08/04/2009 (a)(b)	3,315,000

	Missouri - 0.4%
	550,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Metrolink
		(LOC: JPMorgan Chase Bank)
		3.950%, 10/01/2009 (c)	552,161
	3,720,000	Jackson County Industrial Development Authority, Kansas City Hospice
		(LOC: Bank of America N.A.)
		5.000%, 08/05/2009 (a)(b)	3,720,000
			4,272,161
	Multistate - 0.3%
	4,700,000	Theop LLC
		0.570%, 01/01/2039 (d)(f)(h)	3,290,000

	Nevada - 0.1%
	1,500,000	Clark County Passenger Facilities Revenue, Las Vegas McCarran Airport
		(CS: MBIA)
		5.250%, 07/01/2010	1,540,215

	New Hampshire - 0.1%
	1,000,000	State Business Financing Authority Revenue, United Illuminating Co.
		7.125%, 02/01/2012 (c)	1,022,950

	New Jersey - 0.3%
	230,000	Health Care Facilities Finance Authority, Trinitas Hospital - Series B
		6.500%, 07/01/2012	219,105
	2,000,000	Newark Tax Appeal Notes - Series H
		4.750%, 12/29/2009	2,020,920
	870,000	Tobacco Settlement Financing Corporation
		5.750%, 06/01/2032	952,615
			3,192,640
	New Mexico - 0.5%
	5,000,000	Hospital Equipment Loan Council, Dialysis Clinic, Inc.
		(LOC: SunTrust Bank)
		2.250%, 08/06/2009 (a)(b)	5,000,000
	1,215,000	Las Cruces Industrial Development Revenue, Parkview Metal Products
		(LOC: American National Bank & Trust)
		2.380%, 08/06/2009 (a)(b)	1,215,000
			6,215,000
	New York - 1.9%
	2,670,000	Monroe County Industrial Development Agency, Hillside Children's Center
		(LOC: Keybank N.A.)
		2.800%, 08/05/2009 (a)(b)	2,670,000
	7,000,000	New York City General Obligation - Floats PT-2848
		(SPA: Dexia Credit Local)
		1.380%, 08/06/2009 (a)(b)	7,000,000
	2,000,000	New York City Industrial Development Agency Revenue, Terminal One Group Association
		5.000%, 01/01/2010	2,015,920
	5,175,000	Otsego County Industrial Development Agency Revenue, Templeton Foundation - Series A
		(LOC: Keybank N.A.)
		2.700%, 08/06/2009 (a)(b)	5,175,000
	590,000	Seneca County Industrial Development Agency Civic Facility Revenue, New York Chiropractic College
		5.000%, 10/01/2009	590,319
	3,000,000	State Energy Research & Development Authority, Orange/Rockland Utilities - Series A
		(CS: AMBAC; LOC: Wachovia Bank N.A.)
		2.000%, 08/05/2009 (a)(b)	3,000,000
	500,000	Westchester Tobacco Asset Securitization Corporation
		5.000%, 06/01/2026	366,255
			20,817,494
	North Carolina - 3.2%
	17,165,000	Charlotte Airport Revenue, Series A
		(CS: Chase Manhattan Bank; SPA: MBIA)
		6.000%, 08/05/2009 (a)(b)	17,165,000
	18,000,000	Mecklenburg County Certificates - Series A
		(SPA: SunTrust Bank)
		1.900%, 08/06/2009 (a)(b)	18,000,000
			35,165,000
	Ohio - 3.7%
	85,000	Cuyahoga County Civic Facilities Revenue, Fairfax Development Corp.
		(LOC: Keybank N.A.)
		2.700%, 08/06/2009 (a)(b)	85,000
	12,745,000	Hamilton County Health Care Revenue, Sisters of Charity Senior Care
		(LOC: Fifth Third Bank)
		3.450%, 08/06/2009 (a)(b)	12,745,000
	6,670,000	Henry County Facilities Improvement Revenue
		(LOC: Keybank N.A.)
		2.700%, 08/06/2009 (a)(b)	6,670,000
	3,090,000	Sharonville Industrial Development Revenue, Duke Realty LP
		(LOC: Fifth Third Bank)
		3.850%, 08/06/2009 (a)(b)	3,090,000
	3,295,000	Stark County Industrial Development Revenue, Products, Inc.
		(LOC: Keybank N.A.)
		3.000%, 08/05/2009 (a)(b)	3,295,000
	5,000,000	State Air Quality Development Authority Revenue, Ohio Power
		7.125%, 06/01/2010 (c)	5,097,000
	9,865,000	Summit County Port Authority Revenue, Lawrence School
		(LOC: Fifth Third Bank)
		3.500%, 08/06/2009 (a)(b)	9,865,000
			40,847,000
	Oklahoma - 0.0%
	600,000	Cherokee Nation of Oklahoma National Healthcare System - Series 2006
		(CS: ACA)
		4.100%, 12/01/2011 (g)	595,176

	Oregon - 0.5%
	400,000	Gilliam County Solid Waste Disposal Revenue, Waste Management - Series A
		6.000%, 05/03/2010 (c)	406,052
	5,220,000	Multnomah County Higher Education Revenue, Concordia University of Portland
		(LOC: Keybank N.A.)
		2.870%, 08/01/2009 (a)(b)	5,220,000
			5,626,052
	Pennsylvania - 0.2%
	1,000,000	State Economic Development Financing Authority, Albert Einstein Healthcare - Series A
		5.000%, 10/15/2010	1,024,790
	1,000,000	State Economic Development Financing Authority, Exelon Generation - Series A
		5.000%, 06/01/2012 (c)	1,009,410
			2,034,200
	Puerto Rico - 2.0%
	1,590,000	Municipal Finance Agency - Series A
		(CS: FSA)
		5.250%, 07/01/2010	1,592,162
	20,000,000	Sales Tax Financing Corp. Revenue - Series A
		5.000%, 08/01/2011 (c)	20,252,600
			21,844,762
	South Carolina - 0.4%
	5,000,000	York County Pollution Control Revenue - Series B-2
		(SPA: National Rural Utilities Finance)
		4.000%, 09/01/2009 (c)	5,004,700

	Tennessee - 6.5%
	13,500,000	Franklin Public Building Authority
		(SPA: DEPFA Bank PLC)
		1.250%, 08/01/2009 (a)(b)	13,500,000
	4,910,000	Knox County Health Educational & Housing Facilities Board, Cookevelle Regional
		(LOC: Regions Bank)
		3.750%, 08/05/2009 (a)(b)	4,910,000
	14,915,000	Memphis-Shelby County Airport Revenue, Federal Express Corp.
		5.000%, 09/01/2009	14,920,966
	3,450,000	Metropolitan Government Nashville & Davidson Health & Educational Facilities Board Revenue, Wedgewood
		(LOC: AmSouth Bank)
		7.000%, 08/07/2009 (a)(b)	3,450,000
	4,005,000	Metropolitan Government Nashville & Davidson Industrial Development Board, Nashville Public Radio
		(LOC: Fifth Third Bank)
		4.100%, 08/07/2009 (a)(b)	4,005,000
	31,200,000	Sevier County Public Building Authority
		(SPA: DEPFA Bank PLC)
		1.300%, 08/01/2009 (a)(b)	31,200,000
			71,985,966
	Texas - 3.4%
	6,000,000	Gulf Coast Industrial Development Authority Revenue, CST Green Power LP
		3.750%, 08/05/2009 (a)(b)	6,000,000
	2,000,000	Houston Airport Systems Revenue, People Mover - Series A
		(CS: FSA)
		5.375%, 07/15/2010	2,000,060
	2,500,000	Montgomery County Unlimited Tax - Series B
		(CS: FSA; SPA: DEPFA Bank PLC)
		3.000%, 08/06/2009 (c)	2,501,200
	2,000,000	Municipal Gas Acquisition & Supply Corp. Revenue - Series A
		5.000%, 12/15/2010	2,005,880
	2,500,000	North Texas Tollway Authority Revenue - Series H
		5.000%, 01/01/2011 (c)	2,575,575
	2,035,000	Port of Houston Authority Revenue - Series A
		(CS: MBIA)
		5.000%, 10/01/2009	2,046,030
	1,000,000	Sabine River Industrial Development Authority Pollution Control Revenue
		4.400%, 08/15/2009 (a)(b)	1,000,470
	5,000,000	State Transportation Commission, First Tier
		5.000%, 02/15/2011 (c)	5,072,600
	15,000,000	State Veterans Housing Assistance
		(LOC: Sumitomo Trust & Banking Co.)
		3.200%, 08/05/2009 (a)(b)	15,000,000
			38,201,815
	Vermont - 2.5%
	1,505,000	Housing Finance Agency, Single Family Housing Revenue - Series 21A
		(CS: FSA; SPA: Dexia Credit Local)
		2.150%, 08/05/2009 (a)(b)	1,505,000
	3,010,000	State Economic Development Authority, Hazelett Strip-Casting
		(LOC: Keybank N.A.)
		3.000%, 08/06/2009 (a)(b)	3,010,000
	16,500,000	State Housing Finance Agency, Multiple Purpose - Series C
		(CS: FSA; SPA: Dexia Credit Local)
		2.000%, 08/05/2009 (a)(b)	16,500,000
	6,275,000	State Housing Finance Agency Single Family - Series 21A
		(CS: FSA; SPA: TD Bank N.A.)
		7.500%, 08/05/2009 (a)(b)	6,275,000
			27,290,000
	Virginia - 0.3%
	3,600,000	Alexandria Industrial Development Authority, American Association for the Study of Liver Diseases
		(LOC: SunTrust Bank)
		2.250%, 08/05/2009 (a)(b)	3,600,000

	Washington - 1.2%
	1,110,000	Economic Development Finance Authority Revenue, Belina Interiors, Inc. - Series F
		(LOC: Keybank N.A.)
		3.750%, 08/06/2009 (a)(b)	1,110,000
	12,000,000	State Housing Finance Commission, Mirabella - Series A
		(LOC: HSH Nordbank AG)
		2.250%, 08/03/2009 (a)(b)	12,000,000
			13,110,000
	West Virginia - 0.3%
	3,000,000	Economic Development Authority Solid Waste Revenue, Appalachian Power Co.
		7.125%, 06/01/2010 (c)	3,056,520

	Wisconsin - 9.5%
	10,000,000	Ladysmith Solid Waste Disposal Revenue, Cityforest Corp.
		(LOC: Associated Bank N.A.)
		2.740%, 08/05/2009 (a)(b)	10,000,000
	1,200,000	Rhinelander Industrial Development Revenue, Superior Diesel/SDI Properties
		(LOC: Bank of New York)
		2.550%, 08/06/2009 (a)(b)	1,200,000
	23,500,000	State Health & Educational Facilities Authority, Aurora Health Care - Series A
		(LOC: M&I Bank)
		3.410%, 08/01/2009 (a)(b)	23,500,000
	5,000,000	State Health & Educational Facilities Authority, Bay Area Medical Center, Inc.
		(LOC: M&I Bank)
		3.690%, 08/01/2009 (a)(b)	5,000,000
	10,500,000	State Health & Educational Facilities Authority, Mercy Alliance, Inc.
		(LOC: M&I Bank)
		3.000%, 08/06/2009 (a)(b)	10,500,000
	10,535,000	State Health & Educational Facilities Authority, Oakwood Village
		(LOC: M&I Bank)
		3.000%, 08/06/2009 (a)(b)	10,535,000
	22,010,000	State Health & Educational Facilities Authority, Prohealth Care, Inc. - Series B
		(LOC: M&I Bank)
		3.480%, 08/01/2009 (a)(b)	22,010,000
	19,775,000	State Health & Educational Facilities Authority, Reedsburg Area Medical Center, Inc.
		(LOC: Fifth Third Bank)
		5.000%, 08/01/2009 (a)(b)	19,775,000
	2,585,000	State Health & Educational Facilities Authority, St. Joseph's Community Hospital
		(LOC: M&I Bank)
		3.000%, 08/06/2009 (a)(b)	2,585,000
			105,105,000
	Wyoming - 0.3%
	2,855,000	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co. - Series A
		8.000%, 08/05/2009 (a)(b)	2,855,000
		Total Municipal Bonds (Cost $1,103,734,294)	1,103,740,365

	Shares
	Money Market Funds - 0.0%
	137,849	SEI Tax Exempt Trust - Institutional Tax Free Fund - Class A	137,849
		Total Money Market Funds (Cost $137,849)	137,849
		Total Investments (Cost $1,103,872,143) - 99.4%	1,103,878,214
		Other Assets in Excess of Liabilities - 0.6%	6,572,313
		TOTAL NET ASSETS - 100.0%	$1,110,450,527

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security - The rate reported is the rate in effect as of July 31, 2009. The date shown is the next reset date.
(b)	Maturity date represents first available put date.
(c)	Put Bond
(d)	Auction Rate Note
(e)	Commercial Paper
(f)	Security fair valued in accordance with procedures approved by the Board of Trustees. These securities
	comprised 0.3% of the Fund's net assets.
(g)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
	normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the
	Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.0% of the Fund's net assets.
(h)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
	normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the
	Board of Trustees. Illiquid securities restricted under Rule 144A comprised 0.3% of the Fund's net assets.

CS -- Credit Support
LOC -- Letter of Credit
SPA -- Standby Purchase Agreement

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

	Level 1	Level 2	Level 3	(1)	Total
Municipal Bonds	$ -	$ 1,100,450,365	$ 3,290,000		$ 1,103,740,365
Money Market Funds	137,849	-	-		137,849
Total Investments	$ 137,849	$ 1,100,450,365	$ 3,290,000		$ 1,103,878,214

(1) The Municipal Bonds Level 3 balance consists of the market value of the associated Level 2 investments in the following states:

Multistate	$ 3,290,000

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/2008		$ 4,080,000
Accrued discounts / premiums		-
Realized gain (loss)		-
Change in unrealized appreciation (depreciation)		(690,000)
Net purchases (sales)		(100,000)
Transfers in and/or out of Level 3		-
Balance as of 7/31/2009		$ 3,290,000

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

Municipal Money
Market Fund
Cost of investments	$717,542,468
Gross unrealized appreciation	0
Gross unrealized depreciation	0
Net unrealized appreciation	$0

Ultra Short Tax Optimized
Income Fund
Cost of investments	$1,103,872,143
Gross unrealized appreciation	1,561,330
Gross unrealized depreciation	(1,555,259)
Net unrealized appreciation	$6,071

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Income Trust

By (Signature and Title) /s/ Samuel A. Lieber
                                                 Samuel A. Lieber, President

Date     9/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Samuel A. Lieber
                                                 Samuel A. Lieber, President

Date     9/29/09

By (Signature and Title) /s/ Meimei Li
                                                 Meimei Li, Treasurer

Date    9/29/09